Main Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Main Subsidiaries Interests

The main subsidiaries as of December 31, 2017 and 2016 were as follows:

		% Interest
Subsidiary	Country	2017	2016
CEMEX México, S. A. de C.V.[1]	Mexico	100.0	100.0
CEMEX España, S.A.[2]	Spain	99.9	99.9
CEMEX, Inc.	United States of America	100.0	100.0
CEMEX Latam Holdings, S.A.[3]	Spain	73.2	73.3
CEMEX (Costa Rica), S.A.	Costa Rica	99.1	99.1
CEMEX Nicaragua, S.A.	Nicaragua	100.0	100.0
Assiut Cement Company	Egypt	95.8	95.8
CEMEX Colombia S.A.[4]	Colombia	99.9	99.9
Cemento Bayano, S.A.[5]	Panama	100.0	100.0
CEMEX Dominicana, S.A.	Dominican Republic	100.0	100.0
Trinidad Cement Limited	Trinidad and Tobago	69.8	—
CEMEX de Puerto Rico Inc.	Puerto Rico	100.0	100.0
CEMEX France Gestion (S.A.S.)	France	100.0	100.0
CEMEX Holdings Philippines, Inc.[6]	Philippines	55.0	55.0
Solid Cement Corporation[6]	Philippines	100.0	100.0
APO Cement Corporation[6]	Philippines	100.0	100.0
CEMEX Holdings (Malaysia) Sdn Bhd	Malaysia	100.0	100.0
CEMEX U.K.	United Kingdom	100.0	100.0
CEMEX Deutschland, AG.	Germany	100.0	100.0
CEMEX Czech Republic, s.r.o.	Czech Republic	100.0	100.0
CEMEX Polska sp. Z.o.o.	Poland	100.0	100.0
CEMEX Holdings (Israel) Ltd.	Israel	100.0	100.0
CEMEX SIA	Latvia	100.0	100.0
CEMEX Topmix LLC, CEMEX Supermix LLC and CEMEX Falcon LLC[7]	United Arab Emirates	100.0	100.0
Neoris N.V.[8]	The Netherlands	99.8	99.8
CEMEX International Trading, LLC[9]	United States of America	100.0	100.0
Transenergy, Inc.[10]	United States of America	100.0	100.0

1	CEMEX México, S.A. de C.V. is the indirect holding company of CEMEX España, S.A. and subsidiaries.
2	CEMEX España, S.A is the indirect holding company of most of CEMEX’s international operations.
3	The interest reported excludes own shares held at CLH’s treasury. CLH, entity incorporated in Spain, trades its ordinary shares in the Colombian Stock Exchange under the symbol CLH, is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua, El Salvador and Brazil (note 20.4).
4	Represents our 99.7% and 98.9% interest in ordinary and preferred shares, respectively.
5	Includes a 0.515% interest held on Cemento Bayano’s treasury.
6	Represents CHP direct and indirect interest. CEMEX’s operations in the Philippines are conducted through CHP, subsidiary incorporated in the Philippines which since July 2016 trades its ordinary shares in the Philippines Stock Exchange under the symbol CHP (note 20.4).
7	CEMEX owns a 49% equity interest in each of these entities and holds the remaining 51% of the economic benefits, through agreements with other shareholders.
8	Neoris N.V. is the holding company of the entities involved in the sale of information technology solutions and services.
9	CEMEX International Trading, LLC is involved in the international trading of CEMEX’s products.
10	Formerly named Gulf Coast Portland Cement Co., it is engaged in the procurement and trading of fuels, such as coal and petroleum coke, used in certain operations of CEMEX’s.